UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03326

Morgan Stanley U.S. Government Money Market Trust

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley U.S. Government Money Market Trust Class R - DWGXX

Morgan Stanley U.S. Government Money Market Trust Class S - DGEXX

Morgan Stanley U.S. Government Money Market Trust

Class R DWGXX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley U.S. Government Money Market Trust for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,163,417,113
# of Portfolio Holdings	180

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	21.5%
U.S. Treasury Securities	24.6%
Repurchase Agreements	53.9%

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121 + Days	29.5%
91 - 120 Days	3.9%
61 - 90 Days	4.1%
31 - 60 Days	6.4%
1 - 30 Days	56.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

DWGXX -TSR-SAR

Morgan Stanley U.S. Government Money Market Trust

Class S DGEXX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley U.S. Government Money Market Trust for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,163,417,113
# of Portfolio Holdings	180

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	21.5%
U.S. Treasury Securities	24.6%
Repurchase Agreements	53.9%

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121 + Days	29.5%
91 - 120 Days	3.9%
61 - 90 Days	4.1%
31 - 60 Days	6.4%
1 - 30 Days	56.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

DGEXX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley U.S. Government
Money Market Trust
Semi-Annual Financial Statements and Additional Information
July 31, 2026

Morgan Stanley U.S. Government Money Market Trust
Table of Contents (unaudited)

There is no assurance that a mutual fund will achieve its investment objective. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund and you should not expect that the sponsor will provide financial support to the Fund at any time.

Morgan Stanley U.S. Government Money Market Trust
Portfolio of Investments ■ July 31, 2026 (unaudited)

Principal Amount (000)		Annualized Yield on Date of Purchase	Maturity Date	Value
	Repurchase Agreements (54.9%)
$140,000	ABN Amro Securities LLC, (Interest in $400,000,000 joint repurchase agreement, 3.66% dated 07/31/26 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $400,122,000 on 08/03/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, U.S. Government obligations with various maturities to 05/15/54; valued at $408,000,091)	3.66%	08/03/26	$140,000,000
140,000	Bank of America NA - Fixed Income Clearing Corp., (dated 07/31/26; proceeds $140,042,700; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 07/01/41 - 07/01/56; valued at $144,200,514)	3.66	08/03/26	140,000,000
140,000	BNP Paribas SA, (Interest in $550,000,000 joint repurchase agreement, 3.65% dated 07/31/26 under which BNP Paribas SA, will repurchase the securities provided as collateral for $550,167,292 on 08/03/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 12/20/65; valued at $565,743,459)	3.65	08/03/26	140,000,000
See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
Portfolio of Investments ■ July 31, 2026 (unaudited) continued
Principal Amount (000)		Annualized Yield on Date of Purchase	Maturity Date	Value
$80,000	Sumitomo Mitsui Banking Corp., (dated 07/31/26; proceeds $80,024,333; fully collateralized by a U.S. Government agency security, 4.50% due 04/20/54; valued at $82,425,064)	3.65%	08/03/26	$80,000,000
139,000	Wells Fargo Securities LLC, (Interest in $3,400,000,000 joint repurchase agreement, 3.65% dated 07/31/26 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $3,401,034,167 on 08/03/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 06/20/66; valued at $3,502,000,000)	3.65	08/03/26	139,000,000
	Total Repurchase Agreements (Cost $639,000,000)			639,000,000

			Demand Date (a)	Maturity Date (b)
	U.S. Treasury Securities (25.1%)
	U.S. Treasury Bill
3,000	(c)	3.48	—	02/18/27	2,944,457
6,000	(c)(d)	3.69	—	09/01/26	5,983,067
7,000	(c)	3.71	—	09/03/26	6,978,025
3,000	(c)	3.71	—	04/15/27	2,924,350
1,000	(c)	3.72	—	08/18/26	998,475
1,000	(c)	3.72	—	09/15/26	995,637
4,000	(c)(d)	3.75	—	09/29/26	3,977,097
2,000	(c)	3.77	—	09/10/26	1,992,178
9,000	(c)	3.77	—	11/27/26	8,894,150
4,000	(c)	3.78	—	12/03/26	3,950,386
4,000	(c)	3.80	—	12/17/26	3,944,391
2,000	(c)	3.85	—	11/17/26	1,977,917
6,000	(c)	3.86	—	09/22/26	5,968,445
3,000	(c)	3.96	—	11/24/26	2,963,730
4,000	(c)	3.96	—	01/07/27	3,933,188
2,000	(c)	3.96	—	01/21/27	1,963,568
13,000	(c)(d)	3.98	—	12/01/26	12,833,467
2,000	(c)	4.00	—	01/14/27	1,964,786
4,224	(c)	4.08	—	01/28/27	4,141,289
See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
Portfolio of Investments ■ July 31, 2026 (unaudited) continued
Principal Amount (000)		Annualized Yield on Date of Purchase	Demand Date (a)	Maturity Date (b)	Value
	U.S. Treasury Floating Rate Note
$12,000	3 Month Treasury Money Market Yield + 0.05%	3.90(e)%	08/03/26	07/31/28	$12,000,000
12,000	3 Month Treasury Money Market Yield + 0.10%	3.95(e)	08/03/26	01/31/28	11,999,312
25,000	3 Month Treasury Money Market Yield + 0.10%	3.96(e)	08/03/26	04/30/28	25,006,503
9,000	3 Month Treasury Money Market Yield + 0.16%	4.01(e)	08/03/26	04/30/27	9,000,038
17,565	3 Month Treasury Money Market Yield + 0.16% (d)	4.01(e)	08/03/26	07/31/27	17,567,952
16,000	3 Month Treasury Money Market Yield + 0.19%	4.04(e)	08/03/26	10/31/27	16,003,456
1,000	3 Month Treasury Money Market Yield + 0.21%	4.06(e)	08/03/26	10/31/26	1,000,000
	U.S. Treasury Note
2,000		1.13	—	10/31/26	1,987,736
6,000		1.25	—	12/31/26	5,943,339
3,000		1.50	—	08/15/26	2,997,619
1,000		1.50	—	01/31/27	990,168
1,000		2.25	—	02/15/27	993,121
3,000		2.25	—	08/15/27	2,940,631
6,000		2.75	—	04/30/27	5,957,019
3,000		3.50	—	09/30/26	2,999,032
2,000		3.75	—	08/31/26	1,999,450
5,000		3.75	—	04/30/27	5,000,684
2,000		3.75	—	06/30/27	1,997,178
3,000		3.80	—	05/31/27	2,920,813
15,000		3.88	—	03/31/27	15,032,023
5,000		3.88	—	05/31/27	5,003,276
1,000		3.93	—	06/30/27	969,831
3,000		4.00	—	01/15/27	3,005,997
3,000		4.13	—	02/28/27	3,009,244
6,000		4.25	—	11/30/26	6,011,723
11,000		4.25	—	03/15/27	11,046,569
6,000		4.38	—	12/15/26	6,015,627
2,000		4.38	—	07/15/27	2,004,576
11,000		4.50	—	04/15/27	11,059,278
4,000		4.50	—	05/15/27	4,022,718
1,400		4.63	—	09/15/26	1,401,124
4,000		4.63	—	10/15/26	4,007,319
3,000		4.63	—	11/15/26	3,008,000
8,000		4.63	—	06/15/27	8,051,510
	Total U.S. Treasury Securities (Cost $292,281,469)				292,281,469
See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
Portfolio of Investments ■ July 31, 2026 (unaudited) continued
Principal Amount (000)		Annualized Yield on Date of Purchase	Demand Date (a)	Maturity Date (b)	Value
	U.S. Agency Securities (21.9%)
	Federal Farm Credit Bank
$1,000	SOFR + 0.08%	3.73(e)%	08/03/26	03/21/28	$999,519
1,000	SOFR + 0.09%	3.74(e)	08/03/26	04/07/28	999,542
1,000	SOFR + 0.09%	3.74(e)	08/03/26	06/02/28	1,000,000
1,000	Fed Funds Rate + 0.12%	3.75(e)	08/03/26	02/28/28	1,000,000
2,000	Federal Reserve Bank Prime Loan Rate - 3.00%	3.76(e)	08/03/26	03/27/28	1,999,661
1,000	Federal Reserve Bank Prime Loan Rate - 3.00%	3.76(e)	08/03/26	06/05/28	1,000,000
1,000	Federal Reserve Bank Prime Loan Rate - 2.98%	3.77(e)	08/03/26	04/10/28	1,000,000
1,000	SOFR + 0.12%	3.77(e)	08/03/26	06/26/28	1,000,000
1,000	SOFR + 0.12%	3.77(e)	08/03/26	07/17/28	1,000,000
3,000	SOFR + 0.13%	3.78(e)	08/03/26	09/02/27	3,000,000
2,000	SOFR + 0.13%	3.78(e)	08/03/26	09/22/27	2,000,000
1,000	SOFR + 0.13%	3.78(e)	08/03/26	10/22/27	1,000,000
3,000	SOFR + 0.13%	3.78(e)	08/03/26	11/10/27	3,000,000
1,000	Federal Reserve Bank Prime Loan Rate - 2.97%	3.78(e)	08/03/26	07/06/28	1,000,000
2,000	SOFR + 0.14%	3.79(e)	08/03/26	09/25/26	2,000,000
2,000	SOFR + 0.14%	3.79(e)	08/03/26	11/04/26	2,000,000
1,000	Federal Reserve Bank Prime Loan Rate - 2.96%	3.79(e)	08/03/26	12/22/27	1,000,000
1,000	Federal Reserve Bank Prime Loan Rate - 2.96%	3.79(e)	08/03/26	06/27/28	1,000,000
2,000	SOFR + 0.14%	3.79(e)	08/03/26	07/07/28	2,000,000
2,000	SOFR + 0.15%	3.80(e)	08/03/26	09/03/27	2,000,000
1,000	SOFR + 0.15%	3.80(e)	08/03/26	10/01/27	1,000,000
1,000	SOFR + 0.15%	3.80(e)	08/03/26	10/14/27	1,000,000
1,000	Fed Funds Rate + 0.18%	3.81(e)	08/03/26	09/23/27	1,000,000
	Federal Home Loan Bank
1,000		3.50	—	12/31/26	985,917
2,000		3.56	—	09/21/26	1,990,499
2,000		3.57	—	09/14/26	1,991,846
1,000		3.63	—	10/08/26	993,483
6,000	SOFR + 0.01%	3.66(e)	08/03/26	08/13/26	6,000,000
5,000	SOFR + 0.01%	3.66(e)	08/03/26	08/20/26	5,000,000
3,000	SOFR + 0.01%	3.66(e)	08/03/26	08/21/26	2,999,984
3,000	SOFR + 0.01%	3.66(e)	08/03/26	08/25/26	2,999,990
3,000	SOFR + 0.01%	3.66(e)	08/03/26	09/01/26	3,000,000
2,000	SOFR + 0.01%	3.66(e)	08/03/26	09/09/26	2,000,000
1,000	SOFR + 0.03% (d)	3.66(e)	08/03/26	11/09/26	1,000,000
1,000	SOFR + 0.02%	3.67(e)	08/03/26	08/20/26	1,000,000
3,000		3.67	—	08/28/26	2,992,429
2,000	SOFR + 0.02%	3.67(e)	08/03/26	09/03/26	2,000,000
See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
Portfolio of Investments ■ July 31, 2026 (unaudited) continued
Principal Amount (000)		Annualized Yield on Date of Purchase	Demand Date (a)	Maturity Date (b)	Value
$1,000	SOFR + 0.02%	3.67(e)%	08/03/26	09/08/26	$1,000,000
3,000	SOFR + 0.02%	3.67(e)	08/03/26	09/11/26	3,000,000
2,000	SOFR + 0.02%	3.67(e)	08/03/26	09/15/26	2,000,000
3,000	SOFR + 0.02%	3.67(e)	08/03/26	09/17/26	3,000,000
2,000	SOFR + 0.02%	3.67(e)	08/03/26	09/21/26	2,000,000
3,000	SOFR + 0.02%	3.67(e)	08/03/26	09/22/26	3,000,000
5,000	SOFR + 0.02%	3.67(e)	08/03/26	10/13/26	5,000,000
2,000	SOFR + 0.02%	3.67(e)	08/03/26	10/19/26	2,000,000
3,000	SOFR + 0.02%	3.67(e)	08/03/26	10/20/26	3,000,000
3,000	SOFR + 0.02%	3.67(e)	08/03/26	11/02/26	3,000,000
3,000	SOFR + 0.02%	3.67(e)	08/03/26	11/06/26	3,000,000
3,000	SOFR + 0.02%	3.67(e)	08/03/26	11/09/26	3,000,000
3,000		3.68	—	10/02/26	2,981,935
3,000	SOFR + 0.03%	3.68(e)	08/03/26	10/14/26	3,000,000
1,000	SOFR + 0.03%	3.68(e)	08/03/26	10/16/26	1,000,000
3,000	SOFR + 0.03%	3.68(e)	08/03/26	10/20/26	3,000,000
3,000	SOFR + 0.03%	3.68(e)	08/03/26	10/22/26	3,000,000
6,000	SOFR + 0.03%	3.68(e)	08/03/26	10/26/26	6,000,000
6,000	SOFR + 0.03%	3.68(e)	08/03/26	10/27/26	6,000,000
3,000	SOFR + 0.03%	3.68(e)	08/03/26	11/30/26	3,000,000
3,000	SOFR + 0.03%	3.68(e)	08/03/26	12/09/26	3,000,000
3,000	SOFR + 0.03%	3.68(e)	08/03/26	12/22/26	3,000,000
2,000		3.69	—	09/10/26	1,992,337
6,000		3.69	—	09/25/26	5,967,950
4,000	SOFR + 0.04%	3.69(e)	08/03/26	10/16/26	4,000,000
5,000	SOFR + 0.04%	3.69(e)	08/03/26	11/09/26	5,000,000
5,000	SOFR + 0.04%	3.69(e)	08/03/26	11/16/26	5,000,000
2,000	SOFR + 0.04%	3.69(e)	08/03/26	11/17/26	2,000,000
3,000	SOFR + 0.04%	3.69(e)	08/03/26	12/01/26	3,000,000
3,000	SOFR + 0.04%	3.69(e)	08/03/26	12/29/26	3,000,000
3,000	SOFR + 0.04%	3.69(e)	08/03/26	01/06/27	3,000,000
3,000	SOFR + 0.04%	3.69(e)	08/03/26	01/21/27	3,000,000
1,000	SOFR + 0.04%	3.69(e)	08/03/26	02/01/27	1,000,000
2,000		3.70	—	12/24/26	1,971,301
2,000	SOFR + 0.05%	3.70(e)	08/03/26	12/28/26	2,000,000
2,000	SOFR + 0.05%	3.70(e)	08/03/26	01/08/27	2,000,000
3,000		3.70	—	01/15/27	2,950,500
3,000	SOFR + 0.05%	3.70(e)	08/03/26	01/19/27	3,000,000
5,000	SOFR + 0.05%	3.70(e)	08/03/26	02/01/27	5,000,000
5,000	SOFR + 0.05%	3.70(e)	08/03/26	02/05/27	5,000,000
See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
Portfolio of Investments ■ July 31, 2026 (unaudited) continued
Principal Amount (000)		Annualized Yield on Date of Purchase	Demand Date (a)	Maturity Date (b)	Value
$1,000	SOFR + 0.09%	3.74(e)%	08/03/26	06/01/28	$1,000,000
1,000	SOFR + 0.09%	3.74(e)	08/03/26	06/05/28	1,000,000
1,000	SOFR + 0.09%	3.74(e)	08/03/26	06/08/28	1,000,000
2,000	SOFR + 0.09%	3.74(e)	08/03/26	06/09/28	2,000,000
1,000	SOFR + 0.11%	3.76(e)	08/03/26	07/15/27	999,899
2,000	SOFR + 0.12%	3.77(e)	08/03/26	07/21/28	2,000,000
1,000	SOFR + 0.13%	3.78(e)	08/03/26	07/28/28	1,000,000
1,000		3.80	—	05/18/27	970,720
12,000		3.82	—	09/18/26	11,941,733
2,000	SOFR + 0.17%	3.82(e)	08/03/26	09/24/27	2,000,000
2,000	SOFR + 0.18%	3.83(e)	08/03/26	09/21/27	2,000,000
1,000		3.84	—	05/20/27	970,194
1,000		3.93	—	08/19/26	998,320
3,000		3.95	—	02/18/27	2,935,905
	Federal Home Loan Mortgage Corp.
1,000	SOFR + 0.14%	3.79(e)	08/03/26	09/22/27	1,000,000
6,000	SOFR + 0.14%	3.79(e)	08/03/26	10/06/27	6,000,000
1,000	SOFR + 0.22%	3.87(e)	08/03/26	07/07/28	1,001,780
	Federal National Mortgage Association
2,000	SOFR + 0.09%	3.74(e)	08/03/26	02/02/28	2,000,000
1,000	SOFR + 0.09%	3.74(e)	08/03/26	04/06/28	1,000,000
5,000	SOFR + 0.09%	3.74(e)	08/03/26	05/08/28	5,000,000
6,000	SOFR + 0.09%	3.74(e)	08/03/26	06/08/28	6,000,000
2,000	SOFR + 0.14%	3.79(e)	08/03/26	10/23/26	2,000,000
2,000	SOFR + 0.14%	3.79(e)	08/03/26	11/20/26	2,000,000
4,000	SOFR + 0.14%	3.79(e)	08/03/26	12/11/26	4,000,000
	Total U.S. Agency Securities (Cost $254,635,444)				254,635,444
	Total Investments (Cost $1,185,916,913)(f)(g)			101.9%	1,185,916,913
	Liabilities in Excess of Other Assets			(1.9)	(22,499,800)
	Net Assets			100.0%	$1,163,417,113

SOFR	Secured Overnight Financing Rate.
(a)	Date of next interest rate reset. Principal owed can be recovered on demand on the interest reset date.
(b)	The date disclosed is the final maturity date.
(c)	Rate shown is the yield to maturity at July 31, 2026.
(d)	All or a portion of the security is subject to delayed delivery.
(e)
Floating or variable rate securities: The rates disclosed are as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
Portfolio of Investments ■ July 31, 2026 (unaudited) continued
(f)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition
Classification	Percentage of Total Investments
Repurchase Agreements	53.9%
U.S. Treasury Securities	24.6
U.S. Agency Securities	21.5
Total Investments	100.0%
See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
Financial Statements
Statement of Assets and Liabilities July 31, 2026 (unaudited)

Assets:
Investments in securities, at value (cost $1,185,916,913, including value of repurchase agreements of $639,000,000)	$1,185,916,913
Cash	354,587
Receivable for:
Shares of beneficial interest sold	6,564,790
Interest	2,306,210
Investments sold	1,976,317
Prepaid expenses and other assets	107,838
Total Assets	1,197,226,655
Liabilities:
Payable for:
Investments purchased	25,797,415
Shares of beneficial interest redeemed	7,470,396
Advisory fee	159,511
Shareholder services fee	106,341
Administration fee	53,170
Trustees' fees	32,722
Transfer agency fees	9,802
Accrued expenses and other payables	180,185
Total Liabilities	33,809,542
Net Assets	$1,163,417,113
Composition of Net Assets:
Paid-in-Capital	$1,163,402,300
Total Distributable Earnings	14,813
Net Assets	$1,163,417,113
R Class Shares:
Net Assets	$422,299,681
Shares Outstanding (unlimited shares authorized, $0.01 par value)	422,391,953
Net Asset Value Per Share	$1.00
S Class Shares:
Net Assets	$741,117,432
Shares Outstanding (unlimited shares authorized, $0.01 par value)	741,011,210
Net Asset Value Per Share	$1.00
See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
Financial Statements continued
Statement of Operations For the six months ended July 31, 2026 (unaudited)

Net Investment Income:
Interest Income	$21,915,288
Expenses
Advisory fee (Note 3)	887,314
Shareholder services fee (Note 4)	591,542
Administration fee (Note 3)	295,771
Professional fees	143,902
Transfer agency fees (Note 5)	70,920
Registration fees	33,037
Shareholder reports and notices	19,162
Custodian fees (Note 6)	16,160
Trustees' fees and expenses	8,239
Interest Expenses	980
Other	27,764
Total Expenses	2,094,791
Net Investment Income	19,820,497
Net Realized Loss	(5,163)
Net Increase in Net Assets Resulting from Operations	$19,815,334
See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
Financial Statements continued
Statements of Changes in Net Assets

	For The Six Months Ended July 31, 2026	For The Year Ended January 31, 2026
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$19,820,497	$45,503,500
Net realized gain (loss)	(5,163)	43,472
Net Increase in Net Assets Resulting from Operations	19,815,334	45,546,972
Distributions to Shareholders from:
Net Investment Income
R Class	(7,032,030)	(16,790,663)
S Class	(12,788,467)	(28,712,837)
Total Distributions to Shareholders	(19,820,497)	(45,503,500)
Net increase from transactions in shares of beneficial interest	24,459,899	53,434,104
Net Increase	24,454,736	53,477,576
Net Assets:
Beginning of period	1,138,962,377	1,085,484,801
End of Period	$1,163,417,113	$1,138,962,377
See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
Notes to Financial Statements ■ July 31, 2026 (unaudited)
1. Organization and Accounting Policies
Morgan Stanley U.S. Government Money Market Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objectives are to seek to provide security of principal, high current income and liquidity. The Fund was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.
The Fund applies investment company accounting and reporting guidance Accounting Standards Codification (“ASC”) Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The Fund has issued two classes of shares, R Class and S Class shares. The two classes have the same fees and expenses.
The Fund operates as a “government money market fund,” which allows the Fund to continue to seek a stable Net Asset Value (“NAV”). The Fund is exempt from the requirements relating to the imposition of liquidity fees on redemptions.
The following is a summary of significant accounting policies:
A. Valuation of Investments  —  Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a−7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.
B. Accounting for Investments —  Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.
C. Multiple Class Allocations —  Investment income, expenses and realized and unrealized gains and losses are allocated to each class of shares based upon the relative NAV on the date such items are recognized. Shareholder services fees are charged directly to the respective class.
D. Repurchase Agreements —  The Fund invests directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

Morgan Stanley U.S. Government Money Market Trust
Notes to Financial Statements ■ July 31, 2026 (unaudited) continued
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by Morgan Stanley Investment Management Inc. (the “Adviser”). The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to the Master Repurchase Agreements, which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.
E. Dividends and Distributions to Shareholders —  Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.
F. Use of Estimates  —  The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
G. Indemnifications —  The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Segment Reporting —  The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. The Fund’s President acts as the Fund’s Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2. Fair Valuation Measurements
FASB ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability

Morgan Stanley U.S. Government Money Market Trust
Notes to Financial Statements ■ July 31, 2026 (unaudited) continued
developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:
●Level 1 — unadjusted quoted prices in active markets for identical investments
●Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026:
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$639,000,000	$—	$639,000,000
U.S. Treasury Securities	—	292,281,469	—	292,281,469
U.S. Agency Securities	—	254,635,444	—	254,635,444
Total Assets	$—	$1,185,916,913	$—	$1,185,916,913

Morgan Stanley U.S. Government Money Market Trust
Notes to Financial Statements ■ July 31, 2026 (unaudited) continued
3. Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays the Adviser an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.15% to the average daily net assets of the Fund determined as of the close of each business day.
The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual rate, accrued daily and paid monthly, of 0.05% of the Fund’s average daily net assets.
Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
The Adviser/Administrator has agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.56% of the average daily net assets of the Fund. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund’s prospectus or until such time that the Fund’s Board of Trustees (the “Trustees”) acts to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate.
In addition, the Adviser and Administrator have also agreed to waive all or a portion of the Fund’s advisory fee and administration fee, respectively, and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund’s Financial Highlights may be lower than the maximum expense cap of 0.56% due to these additional fee waivers and/or expense reimbursements. The Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future. This arrangement had no effect during the most recent reporting period.
4. Shareholder Services Plan
Pursuant to a Shareholder Services Plan (the “Plan”), the Fund may pay Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser/Administrator, as compensation for the provision of services to shareholders a service fee up to the rate of 0.15% on an annualized basis of the average daily net assets of the Fund for R Class and S Class shares.

Morgan Stanley U.S. Government Money Market Trust
Notes to Financial Statements ■ July 31, 2026 (unaudited) continued
Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended July 31, 2026, the shareholder services fee was accrued at the annual rate of 0.10%.
The Distributor has agreed to waive all or a portion of the Fund’s shareholder services fee and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. The Distributor may discontinue this voluntary fee waiver and/or expense reimbursements at any time in the future. This arrangement had no effect during the most recent reporting period.
5. Dividend Disbursing and Transfer/Co-Transfer Agent
The Fund’s dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.
Eaton Vance Management (“EVM”), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended July 31, 2026, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agency fees" in the Statement of Operations, amounted to $7,912.
6. Custodian Fees
State Street (the “Custodian”) also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.
7. Transactions with Affiliates
The Fund may engage in cross-trade transactions with other Morgan Stanley Funds and client accounts advised by the Adviser or its affiliates in accordance with Board-approved procedures and Rule 17a−7 under the Investment Company Act of 1940. Following the adoption of Rule 2a−5, only securities with readily available market quotations are eligible for Rule 17a−7 transactions. The Fund’s Rule 17a−7 policy was amended effective September 8, 2022, to reflect these requirements. No Rule 17a−7 cross-trade transactions occurred during the period ended July 31, 2026.

Morgan Stanley U.S. Government Money Market Trust
Notes to Financial Statements ■ July 31, 2026 (unaudited) continued
Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.
The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended July 31, 2026, included in “Trustees’ fees and expenses” in the Statement of Operations, amounted to $850. At July 31, 2026, the Fund had an accrued pension liability of $32,722, which is reflected as “Trustees’ fees” in the Statement of Assets and Liabilities.
The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

Morgan Stanley U.S. Government Money Market Trust
Notes to Financial Statements ■ July 31, 2026 (unaudited) continued
8. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:
	For the Six Months Ended July 31, 2026		For the Year Ended January 31, 2026
	(unaudited)
	Shares	Amount	Shares	Amount
R CLASS SHARES
Sold	931,531,362	$931,531,362	1,645,415,818	$1,645,415,818
Reinvestment of dividends	6,940,224	6,940,224	16,790,254	16,790,254
Redeemed	(912,514,133)	(912,514,133)	(1,656,084,614)	(1,656,084,614)
Net increase — R Class	25,957,453	25,957,453	6,121,458	6,121,458
S CLASS SHARES
Sold	377,406,715	377,406,715	807,465,440	807,465,440
Reinvestment of dividends	12,707,356	12,707,356	28,421,867	28,421,867
Redeemed	(391,611,625)	(391,611,625)	(788,574,661)	(788,574,661)
Net increase (decrease) — S Class	(1,497,554)	(1,497,554)	47,312,646	47,312,646
Net increase in Fund	24,459,899	$ 24,459,899	53,434,104	$ 53,434,104
9. Federal Income Tax Status
It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.
The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of January 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.
FASB ASC 740-10, “Income Taxes — Overall”, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statement of Operations. Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or

Morgan Stanley U.S. Government Money Market Trust
Notes to Financial Statements ■ July 31, 2026 (unaudited) continued
to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the state departments of revenue and by foreign tax authorities.
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2026 and 2025 was as follows:
2026 Distributions Paid From:	2025 Distributions Paid From:
Ordinary Income	Ordinary Income
$45,503,500	$48,770,662

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended January 31, 2026.
At January 31, 2026, the components of distributable earnings for the Fund on a tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain
$128,735	$—
At January 31, 2026, the Fund had available for federal income tax purposes unused short-term capital losses of $38,826 that do not have an expiration date.

Morgan Stanley U.S. Government Money Market Trust
Notes to Financial Statements ■ July 31, 2026 (unaudited) continued
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended January 31, 2026, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $43,472.
10. Market and Geopolitical Risk and Risks Relating to Certain Financial Instruments
The Fund may invest in, or receive as collateral for repurchase agreements, securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). Securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.
The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.
The Fund may enter into repurchase agreements under which the Fund sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.
The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund's investments, which may in turn impact the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for

Morgan Stanley U.S. Government Money Market Trust
Notes to Financial Statements ■ July 31, 2026 (unaudited) continued
extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate preexisting risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
11. Credit Facility
The Fund and other Morgan Stanley funds participated in a $250,000,000 committed, unsecured revolving line of credit facility (the “Facility”) with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended July 31, 2026, the Fund did not have any borrowings under the Facility.
12. Other
At July 31, 2026, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 92.3%.

Morgan Stanley U.S. Government Money Market Trust
Financial Highlights
Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	For the Six Months Ended July 31, 2026	For the year ended January 31
		2026	2025	2024	2023	2022
	(unaudited)
R Class Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	0.017	0.039	0.048	0.048	0.017	0.000 (1)
Net realized gain (loss)	(0.000)(1)	0.000 (1)	0.000 (1)	(0.000)(1)	(0.000)(1)	0.000 (1)
Total income from investment operations	0.017	0.039	0.048	0.048	0.017	0.000 (1)
Less distributions from:
Net investment income	(0.017)	(0.039)	(0.048)	(0.048)	(0.017)	(0.000)(1)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	1.68%(2)	3.94%	4.88%	4.93%(3)	1.70%	0.01%
Ratios to Average Net Assets:
Net expenses	0.35%(4)	0.36%	0.35%	0.34%(5)	0.32%(6)	0.06%(6)
Expenses After Expense Limitation Excluding Interest Expenses	0.35%(4)	N/A	N/A	N/A	N/A	N/A
Net investment income	3.37%(4)	3.86%	4.78%	4.86%(5)	1.68%(6)	0.01%(6)
Supplemental Data:
Net assets, end of period, in millions	$422	$396	$390	$390	$526	$566

(1)	Amount is less than $0.001.
(2)	Not annualized.
(3)
Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of R Class shares.

(4)	Annualized.
(5)	If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for R Class shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
January 31, 2024	0.36%	4.84%

(6)
If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and/or Adviser/Administrator, the net expenses and net investment income (loss) ratios would have been as follows for R Class shares:

Period Ended	Expense Ratio	Net Investment Income (Loss) Ratio
January 31, 2023	0.36%	1.64%
January 31, 2022	0.36	(0.29)
See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
Financial Highlights continued

	For the Six Months Ended July 31, 2026	For the year ended January 31
		2026	2025	2024	2023	2022
	(unaudited)
S Class Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income	0.017	0.039	0.048	0.048	0.017	0.000 (1)
Net realized gain (loss)	(0.000)(1)	0.000 (1)	0.000 (1)	(0.000)(1)	(0.000)(1)	0.000 (1)
Total income from investment operations	0.017	0.039	0.048	0.048	0.017	0.000 (1)
Less distributions from:
Net investment income	(0.017)	(0.039)	(0.048)	(0.048)	(0.017)	(0.000)(1)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	1.68%(2)	3.94%	4.88%	4.93%(3)	1.70%	0.01%
Ratios to Average Net Assets:
Net expenses	0.35%(4)	0.36%	0.35%	0.34%(5)	0.32%(6)	0.06%(6)
Expenses After Expense Limitation Excluding Interest Expenses	0.35%(4)	N/A	N/A	N/A	N/A	N/A
Net investment income	3.37%(4)	3.86%	4.78%	4.86%(5)	1.68%(6)	0.01%(6)
Supplemental Data:
Net assets, end of period, in millions	$741	$743	$695	$565	$177	$119

(1)	Amount is less than $0.001.
(2)	Not annualized.
(3)
Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of S Class shares.

(4)	Annualized.
(5)	If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for S Class shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
January 31, 2024	0.36%	4.84%

(6)
If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and/or Adviser/Administrator, the net expenses and net investment income (loss) ratios would have been as follows for S Class shares:

Period Ended	Expense Ratio	Net Investment Income (Loss) Ratio
January 31, 2023	0.36%	1.64%
January 31, 2022	0.36	(0.29)
See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
Investment Advisory Agreement Approval (unaudited)
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense.  The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2025, or since inception, as applicable).  When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.  The Board noted that the Fund’s performance was better than its peer group average for the one-, three- and five-year periods.  The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge.  In addition to the management fee, the Board also reviewed the Fund’s total expense ratio.  The Board noted that the Fund’s management fee and total expense ratio were lower than its peer group averages.   After

Morgan Stanley U.S. Government Money Market Trust
Investment Advisory Agreement Approval (unaudited) continued
discussion, the Board concluded that the Fund’s performance, management fee and total expense ratio were competitive with its peer group averages.
Economies of Scale
The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which does not include breakpoints.  In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change.  The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading.  The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key

Morgan Stanley U.S. Government Money Market Trust
Investment Advisory Agreement Approval (unaudited) continued
personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.  In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above.  The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present.  It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2026 Morgan Stanley. Morgan Stanley Distribution, Inc.
DWGXX-NCSR 07.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	September 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	September 17, 2026

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	September 17, 2026